Contingent consideration liabilities - Disclosure of sensitivity of key model input to measure contingent consideration (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Shionogi ViiV healthcare | 10% increase in sales forecasts
Disclosure of sensitivity of key model input to measure contingent consideration [line items]
Increase in sales forecasts	£ 539	£ 556
Shionogi ViiV healthcare | 15% increase in sales forecasts
Disclosure of sensitivity of key model input to measure contingent consideration [line items]
Increase in sales forecasts	807	834
Shionogi ViiV healthcare | 10% decrease in sales forecasts
Disclosure of sensitivity of key model input to measure contingent consideration [line items]
Decrease in sales forecasts	(539)	(555)
Shionogi ViiV healthcare | 15% decrease in sales forecasts
Disclosure of sensitivity of key model input to measure contingent consideration [line items]
Decrease in sales forecasts	(808)	(833)
Shionogi ViiV healthcare | 1% increase in discount rate
Disclosure of sensitivity of key model input to measure contingent consideration [line items]
Increase in discount rate	(174)	(199)
Shionogi ViiV healthcare | 1.5% increase in discount rate
Disclosure of sensitivity of key model input to measure contingent consideration [line items]
Increase in discount rate	(256)	(292)
Shionogi ViiV healthcare | 1% decrease in discount rate
Disclosure of sensitivity of key model input to measure contingent consideration [line items]
Decrease in discount rate	184	214
Shionogi ViiV healthcare | 1.5% decrease in discount rate
Disclosure of sensitivity of key model input to measure contingent consideration [line items]
Decrease in discount rate	281	328
Shionogi ViiV healthcare | 10 cent appreciation of US Dollar
Disclosure of sensitivity of key model input to measure contingent consideration [line items]
Appreciation of US Dollar	386	411
Shionogi ViiV healthcare | 15 cent appreciation of US Dollar
Disclosure of sensitivity of key model input to measure contingent consideration [line items]
Appreciation of US Dollar	604	645
Shionogi ViiV healthcare | 10 cent depreciation of US Dollar
Disclosure of sensitivity of key model input to measure contingent consideration [line items]
Depreciation Of US Dollar	(330)	(347)
Shionogi ViiV healthcare | 15 cent depreciation of US Dollar
Disclosure of sensitivity of key model input to measure contingent consideration [line items]
Depreciation Of US Dollar	(478)	(501)
Shionogi ViiV healthcare | 10 cent appreciation of Euro
Disclosure of sensitivity of key model input to measure contingent consideration [line items]
Appreciation of Euro	91	109
Shionogi ViiV healthcare | 15 cent appreciation of Euro
Disclosure of sensitivity of key model input to measure contingent consideration [line items]
Appreciation of Euro	144	171
Shionogi ViiV healthcare | 10 cent depreciation of Euro
Disclosure of sensitivity of key model input to measure contingent consideration [line items]
Depreciation of Euro	(79)	(91)
Shionogi ViiV healthcare | 15 cent depreciation of Euro
Disclosure of sensitivity of key model input to measure contingent consideration [line items]
Depreciation of Euro	(113)	(130)
Affinivax
Disclosure of sensitivity of key model input to measure contingent consideration [line items]
10% increase in probability of milestone success	75	82
10% decrease in probability of milestone success	(75)	(82)
Affinivax | 1% increase in discount rate
Disclosure of sensitivity of key model input to measure contingent consideration [line items]
Increase in discount rate	(12)	(7)
Affinivax | 1.5% increase in discount rate
Disclosure of sensitivity of key model input to measure contingent consideration [line items]
Increase in discount rate	(18)	(10)
Affinivax | 1% decrease in discount rate
Disclosure of sensitivity of key model input to measure contingent consideration [line items]
Decrease in discount rate	13	7
Affinivax | 1.5% decrease in discount rate
Disclosure of sensitivity of key model input to measure contingent consideration [line items]
Decrease in discount rate	19	11
Affinivax | 10 cent appreciation of US Dollar
Disclosure of sensitivity of key model input to measure contingent consideration [line items]
Appreciation of US Dollar	44	45
Affinivax | 15 cent appreciation of US Dollar
Disclosure of sensitivity of key model input to measure contingent consideration [line items]
Appreciation of US Dollar	69	71
Affinivax | 10 cent depreciation of US Dollar
Disclosure of sensitivity of key model input to measure contingent consideration [line items]
Depreciation Of US Dollar	(38)	(38)
Affinivax | 15 cent depreciation of US Dollar
Disclosure of sensitivity of key model input to measure contingent consideration [line items]
Depreciation Of US Dollar	(54)	(56)
Novartis vaccines
Disclosure of sensitivity of key model input to measure contingent consideration [line items]
10% increase in probability of milestone success	21	20
10% decrease in probability of milestone success	(10)	(10)
Novartis vaccines | 10% increase in sales forecasts
Disclosure of sensitivity of key model input to measure contingent consideration [line items]
Increase in sales forecasts	63	103
Novartis vaccines | 15% increase in sales forecasts
Disclosure of sensitivity of key model input to measure contingent consideration [line items]
Increase in sales forecasts	94	154
Novartis vaccines | 10% decrease in sales forecasts
Disclosure of sensitivity of key model input to measure contingent consideration [line items]
Decrease in sales forecasts	(62)	(103)
Novartis vaccines | 15% decrease in sales forecasts
Disclosure of sensitivity of key model input to measure contingent consideration [line items]
Decrease in sales forecasts	(92)	(153)
Novartis vaccines | 1% increase in discount rate
Disclosure of sensitivity of key model input to measure contingent consideration [line items]
Increase in discount rate	(26)	(55)
Novartis vaccines | 1.5% increase in discount rate
Disclosure of sensitivity of key model input to measure contingent consideration [line items]
Increase in discount rate	(38)	(80)
Novartis vaccines | 1% decrease in discount rate
Disclosure of sensitivity of key model input to measure contingent consideration [line items]
Decrease in discount rate	30	65
Novartis vaccines | 1.5% decrease in discount rate
Disclosure of sensitivity of key model input to measure contingent consideration [line items]
Decrease in discount rate	47	101
Novartis vaccines | 10 cent appreciation of US Dollar
Disclosure of sensitivity of key model input to measure contingent consideration [line items]
Appreciation of US Dollar	11	22
Novartis vaccines | 15 cent appreciation of US Dollar
Disclosure of sensitivity of key model input to measure contingent consideration [line items]
Appreciation of US Dollar	17	36
Novartis vaccines | 10 cent depreciation of US Dollar
Disclosure of sensitivity of key model input to measure contingent consideration [line items]
Depreciation Of US Dollar	(8)	(19)
Novartis vaccines | 15 cent depreciation of US Dollar
Disclosure of sensitivity of key model input to measure contingent consideration [line items]
Depreciation Of US Dollar	(12)	(27)
Novartis vaccines | 10 cent appreciation of Euro
Disclosure of sensitivity of key model input to measure contingent consideration [line items]
Appreciation of Euro	19	23
Novartis vaccines | 15 cent appreciation of Euro
Disclosure of sensitivity of key model input to measure contingent consideration [line items]
Appreciation of Euro	30	36
Novartis vaccines | 10 cent depreciation of Euro
Disclosure of sensitivity of key model input to measure contingent consideration [line items]
Depreciation of Euro	(16)	(19)
Novartis vaccines | 15 cent depreciation of Euro
Disclosure of sensitivity of key model input to measure contingent consideration [line items]
Depreciation of Euro	£ (22)	£ (28)